[redacted]

Director
Securities Operations

NYSE Group

07072710

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTNYS

1- 33603

RECD S.E.C.
JUL 2 3 2007
1086

July 23, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Dolan Media Company., Common Stock, $0.001 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on July 23, 2007. Tentative listing date – August 2, 2007.

PROCESSED
JUL 2 5 2007
THOMSON
FINANCIAL

Sincerely

END